Investments in Affiliate Companies and Investments in Available-for-Sale Securities - Financial Information of Affiliate Companies - Income Statement (Table) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Oct. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Revenue			$ 585,818	$ 416,718	$ 482,449
Net (loss)/income			(91,901)	188,605	184,452
Navios Partners [Member]
Schedule of Equity Method Investments [Line Items]
Revenue			713,175	226,771	219,379
Net (loss)/income			$ 516,186	(68,541)	(62,134)
Navios Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Revenue		$ 188,304		361,438	280,117
Net (loss)/income		$ (6,307)		27,465	(65,707)
Navios Containers [Member]
Schedule of Equity Method Investments [Line Items]
Revenue	$ 43,763			127,188	141,532
Net (loss)/income	$ 15,270			3,348	7,507
Navios Europe II [Member]
Schedule of Equity Method Investments [Line Items]
Revenue				17,059	46,718
Net (loss)/income				$ (26,661)	(30,203)
Navios Europe I [Member]
Schedule of Equity Method Investments [Line Items]
Revenue					36,822
Net (loss)/income					$ (18,575)